SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2021
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
13.	SUBSEQUENT EVENTS

Subsequent to September 30, 2021:

1)
The Company signed a letter of an intent to acquire another United States delivery service company (the “Acquiree”).  The total purchase price (the “Purchase Price”) is expected to be one time actual revenue of the Acquiree’s first 12 months of operations (expected to be USD $1,400,000), based on an earn-out schedule to be set forth in the definitive agreement, which will be payable in cash (60%) and in shares of ParcelPal’s common stock (40%), the stock portion of which shall be priced at-market based on the closing price of the common stock following the closing of the transaction.  Under the terms of the proposed transaction, this will be an asset sale and ParcelPal will acquire 100% of the Acquiree’s outstanding assets and revenues generated from this delivery service location, which is located in the western region of the United States.

2)
The Company announced that it has changed its auditor from Dale Matheson Carr-Hilton LaBonte LLP (“DMCL”) to BF Borgers CPA, PC (“BF Borgers”) as its independent registered public accounting firm. The Board of Directors of the Company approved the appointment of BF Borgers as the Company’s independent registered public accounting firm for the fiscal year ended December 31, 2021, effective October 14, 2021.

3)	The Company issued 1,922,707 of common shares pursuant to the conversion of USD $100,000 in convertible notes.